Capital Stock	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Capital Stock

20. CAPITAL STOCK

[a]	At December 31, 2018, the Company’s authorized, issued and outstanding capital stock are as follows:

Preference shares - issuable in series -

The Company’s authorized capital stock includes 99,760,000 preference shares, issuable in series. None of these shares are currently issued or outstanding.

Common Shares -

Common Shares without par value [unlimited amount authorized] have the following attributes:

[i]	Each share is entitled to one vote per share at all meetings of shareholders.

[ii]	Each share shall participate equally as to dividends.

[b]

On November 12, 2018, the Toronto Stock Exchange [“TSX”] accepted the Company’s Notice of Intention to Make a Normal Course Issuer Bid relating to the purchase for cancellation, as well as purchases to fund the Company’s stock-based compensation awards or programs and/or the Company’s obligations to its deferred profit sharing plans, of up to 33.2 million Magna Common Shares [the “2018 Bid”], representing approximately 10% of the Company’s public float of Common Shares. The Bid commenced on November 15, 2018 and will terminate no later than November 14, 2019.

Previously, the Company had Normal Course Issuer Bids in place for the 12 month periods beginning in November 2017 and 2016.

The following is a summary of the Normal Course Issuer Bids [number of shares in the table below are expressed in whole numbers]:

	Maximum	2018		2017
	number of shares	Shares purchased	Cash amount	Shares purchased	Cash amount
2016 Bid	38,000,000	—	$—	23,245,377	$1,109
2017 Bid	35,800,000	26,630,243	1,544	3,011,666	162
2018 Bid	33,200,000	6,014,041	287	—	—

		32,644,284	$1,831	26,257,043	$1,271

Certain purchases were made by way of private agreements entered into with arm’s length, third party sellers. Such private agreement purchases were made at a discount to the prevailing market price for the Company’s Common Shares and pursuant to issuer bid exemption orders issued by the Ontario Securities Commission. All other purchases of Common Shares are made at the market price at the time of purchase in accordance with the rules and policies of the TSX. Purchases may also be made on the New York Stock Exchange in compliance with Rule 10b-18 under the U.S. Securities Exchange Act of 1934.

[c]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at March 7, 2019 were exercised or converted:

Common Shares	324,634,866
Stock options (i)	9,410,640

334,045,506

(i)

Options to purchase Common Shares are exercisable by the holder in accordance with the vesting provisions and upon payment of the exercise price as may be determined from time to time pursuant to the Company’s stock option plans.